EMPLOYEE OPTION PLANS (Details 1) - Matrix [Member] - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Outstanding - Number of Options	535,000
Granted - Number of Options	2,150,000
Exercised - Number of Options	(510,000)
Forfeited - Number of Options	(25,000)
Outstanding - Number of Options	2,375,000	535,000
Exercisable - Number of Options	0
Outstanding - Weighted average exercise price	$ 3.95
Granted - Weighted average exercise price	4.85
Exercised - Weighted average exercise price	3.55
Forfeited - Weighted average exercise price	3.55
Outstanding - Weighted average exercise price	4.39	$ 3.95
Exercisable - Weighted average exercise price	$ 0
Outstanding - Weighted average remaining contractual term (in years)	4 years 2 months 5 days	1 year
Granted - Weighted average remaining contractual term (in years)	4 years 4 months 24 days
Exercisable - Weighted average remaining contractual term (in years)	0 years
Outstanding - Aggregate intrinsic value	$ 303
Granted - Aggregate intrinsic value	1,860
Outstanding - Aggregate intrinsic value	3,145	$ 303
Exercisable - Aggregate intrinsic value	$ 0
Restricted Stock Units (RSUs) [Member]
Granted - Number of Options	225,000
Granted - Weighted average exercise price	$ 0
Granted - Weighted average remaining contractual term (in years)	2 years
Granted - Aggregate intrinsic value	$ 1,285